Discontinued Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Discontinued Operations [Line Items]
Gains (losses) on sales of subsidiaries and liquidation losses, net	¥ 0	¥ 463	[1]	¥ 12,182	[1]
Gains on sales of operateing lease assets	38,340	34,425		23,692
Income from discontinued operations	0	297		7,501
Subsidiary Operated Hotel | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment
Discontinued Operations [Line Items]
Gains (losses) on sales of subsidiaries and liquidation losses, net				(1,600)
Subsidiary Food Business Unit | Discontinued Operations, Disposed of by Sale
Discontinued Operations [Line Items]
Gains (losses) on sales of subsidiaries and liquidation losses, net		463
Assets	0	0
Liabilities	0	0
Real Estate Properties Including Commercial and Office Buildings
Discontinued Operations [Line Items]
Gains on sales of operateing lease assets	0	0		¥ 16,200
Real Estate Properties Including Commercial and Office Buildings | Discontinued Operations, Held-for-sale [Member]
Discontinued Operations [Line Items]
Investment in operating leases		24,619
Property under facility operations		2,873
Other assets		¥ 689
Real estate properties and transportation equipment | Discontinued Operations, Held-for-sale [Member]
Discontinued Operations [Line Items]
Investment in operating leases	70,300
Property under facility operations	2,811
Other assets	¥ 9,959

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2014 and 2015 were net gain of ¥14,600 million and ¥362 million, respectively.